RELATED PARTY TRANSACTIONS (Details Narrative) - Agrico Acquisition Corp [Member] - USD ($)					1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2021	Apr. 09, 2021	Apr. 09, 2021	Jan. 25, 2021	Jan. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 12, 2021	Jan. 22, 2021
Aggregate of founder shares		1,406,250	1,406,250
Founder shares subject to forfeiture											468,750
Related party transaction, description						The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”)			The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”).
Sponsor agreed to loan												$ 200,000
Securities borrowed	$ 171,356								$ 171,356
Related party tax expense, due to affiliates, deferred								$ 56,266		$ 56,266
Founder shares cost	$ 25,000			$ 25,000	$ 25,000	$ 25,000
Working capital loans						$ 1,500,000			$ 1,500,000
Warrant price	$ 1.00					$ 1.00			$ 1.00
Administative services						$ 10,000			$ 10,000
Operating expenses						30,000	$ 0	0	57,742
Aggregate of founder Shares		1,406,250	1,406,250
Founder share outstanding			3,593,750
Due to related parties	$ 73,795							$ 56,266	73,795	$ 56,266
Maximum [Member]
Founder shares outstanding		5,000,000	5,000,000
Minimum [Member]
Founder shares outstanding			3,593,750
Founder share outstanding		3,593,750
Founder Shares [Member]
Founder shares amount					$ 25,000
Price per share (in Dollars per share)				$ 0.005	$ 0.005
Founder shares subject to forfeiture		468,750	468,750								468,750
Sponsor [Member]
Related party tax expense, due to affiliates, deferred									$ 73,795
Common Class B [Member]
Ordinary shares issued					5,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares issued (in Shares)					$ 5,000,000